FINANCIAL INSTRUMENT RISKS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Investments, All Other Investments [Abstract]
FINANCIAL INSTRUMENT RISKS

NOTE 11. FINANCIAL INSTRUMENT RISKS

The Company is exposed to various risks in relation to financial instruments. The Company’s financial assets and liabilities by category are summarized in Note 3. The main types of risks the Company is exposed are credit risk and liquidity risk. The Company does not use financial assets for speculative purposes.

No changes were made in the objectives, policies and processes related to financial instrument risk management during the reported periods.

Credit risk

Credit risk is the risk that another party to a financial instrument will cause a financial loss for the Company by failing to discharge an obligation. The Company’s maximum exposure to credit risk is limited to the carrying amount of financial assets at the reporting date, as summarized below:

As of	March 31, 2022	March 31, 2021
Cash	53,799	46,648
VAT recoverable	55,334	45,668
Loan to related parties	29,240	79,316
Total	138,373	171,632

The credit risk regarding cash is considered to be negligible because the counterparty is a reputable bank with an investment grade external credit rating.

Liquidity risk

Liquidity risk is the risk that an entity will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial asset.

Liquidity risk management serves to maintain a sufficient amount of cash and to ensure that the Company has financing sources such as private and public investments for a sufficient amount.

Over the past period, the Company has financed its business development commitments, its working capital requirements and acquisitions through private placement. As of March 31, 2022, the Company did not have sufficient cash to pay its accounts payable and accrued liabilities which have contractual maturities within twelve months.

Foreign currency risk

Foreign currency risk is the risk that the fair value of, or future cash flows from, the Company’s financial instruments will fluctuate because of changes in foreign exchange rates. The Company functional currency is the United States dollars and major purchases are transacted in United States dollars. The Company’s foreign currency risk arises primarily with respect to its loan is denominated in CNY.

NOTE 14. FINANCIAL INSTRUMENT RISKS

The Company is exposed to various risks in relation to financial instruments. The Company’s financial assets and liabilities by category are summarized in Note 3. The main types of risks the Company is exposed are credit risk and liquidity risk. The Company does not use financial assets for speculative purposes.

No changes were made in the objectives, policies and processes related to financial instrument risk management during the reported periods.

Credit risk

Credit risk is the risk that another party to a financial instrument will cause a financial loss for the Company by failing to discharge an obligation. The Company’s maximum exposure to credit risk is limited to the carrying amount of financial assets at the reporting date, as summarized below:

As of	December 31, 2021	December 31, 2020
Cash	119,357	63,990
VAT recoverable	54,947	44,260
Loan to related parties	-	43,528
Total	174,304	151,778

The credit risk regarding cash is considered to be negligible because the counterparty is a reputable bank with an investment grade external credit rating.

Liquidity risk

Liquidity risk is the risk that an entity will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial asset.

Liquidity risk management serves to maintain a sufficient amount of cash and to ensure that the Company has financing sources such as private and public investments for a sufficient amount.

Over the past period, the Company has financed its business development commitments, its working capital requirements and acquisitions through private placement. As of December 31, 2021, the Company did not have sufficient cash to pay its accounts payable and accrued liabilities which have contractual maturities within twelve months.

Foreign currency risk

Foreign currency risk is the risk that the fair value of, or future cash flows from, the Company’s financial instruments will fluctuate because of changes in foreign exchange rates. The Company functional currency is the United States dollars and major purchases are transacted in United States dollars. The Company’s foreign currency risk arises primarily with respect to its loan is denominated in CNY.